Income Taxes (Tables)	9 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

	For the Period from April 15, 2020
	(inception) through December 31,
	2020
(in thousands):
Statutory federal income tax rate	$(65)	21%
Change in valuation allowance	$65	(21)%
Income tax provision	$—	—%

Summary of significant components of the Company's deferred tax assets

December 31, 2020
(in thousands):
Deferred tax assets:
Net operating loss carryforward	$22
Capitalized start up/organization costs	43
Total deferred tax assets	$65
Valuation allowance	(65)
Deferred tax assets, net of allowance	$—